Long-Term Debt, net - Additional Information (Details) $ in Thousands		1 Months Ended			6 Months Ended
	Feb. 11, 2021 USD ($)	Feb. 28, 2025 USD ($) item installment	Dec. 31, 2022 USD ($) installment item	Jun. 30, 2022 USD ($) item installment	Jun. 30, 2025 USD ($) installment item	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Mar. 31, 2024 USD ($) item
Long-Term Debt, net
Incurred interest expense					$ 27,400	$ 18,700
Interest expense capitalized					$ 9,300	11,400
Number of vessels excluding sale and lease back arrangement | item					31
Carrying value of vessels subject to first preferred mortgages as collateral to credit facilities					$ 2,053,700
Number of container vessel | item					15
Deferred bond issuance costs					$ 9,100		$ 9,800
BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Credit facility						130,000	130,000
Syndicated 850.0 million facility
Long-Term Debt, net
Credit facility		$ 850,000			850,000		850,000
Number of vessels under construction | item		14
Number of quarterly instalments | installment		20
Amount of quarterly instalment		$ 800
Spread on variable rate		1.65%
Commitment fee payable (as a percent)		0.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		us-gaap:SecuredOvernightFinancingRateSofrMember
Remaining borrowing availability					850,000
Syndicated 850.0 million facility | Minimum
Long-Term Debt, net
Balloon payment at maturity		$ 42,400
Syndicated 850.0 million facility | Maximum
Long-Term Debt, net
Balloon payment at maturity		$ 46,700
Syndicated $450.0 mil. Facility
Long-Term Debt, net
Credit facility					$ 450,000		450,000	$ 450,000
Number of quarterly instalments | installment					20
Spread on variable rate					1.85%
Commitment fee payable (as a percent)					0.74%
Number of vessels pledged as collateral | item								8
Number of vessels under construction pledged as collateral | item								1
Vessel tranches					$ 44,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]					us-gaap:SecuredOvernightFinancingRateSofrMember
Remaining borrowing availability					$ 44,000
Syndicated $450.0 mil. Facility | Minimum
Long-Term Debt, net
Amount of quarterly instalment					600
Balloon payment at maturity					31,800
Syndicated $450.0 mil. Facility | Maximum
Long-Term Debt, net
Amount of quarterly instalment					900
Balloon payment at maturity					45,500
BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Credit facility					$ 130,000
Balloon payment at maturity				$ 67,200
Spread on variable rate				2.16%
Number of vessels pledged as collateral | item				6
Face amount of debt				$ 130,000
Term of debt				5 years
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:SecuredOvernightFinancingRateSofrMember
Minimum percentage of fair market value of collateral vessels required to cover loan value					125.00%
BNP Paribas/Credit Agricole $130 mil. Facility | Eight Quarterly Installment
Long-Term Debt, net
Number of quarterly instalments | item				8
Amount of quarterly instalment				$ 5,000
BNP Paribas/Credit Agricole $130 mil. Facility | Twelve Quarterly Installments
Long-Term Debt, net
Number of quarterly instalments | installment				12
Amount of quarterly instalment				$ 1,900
BNP Paribas/Credit Agricole $130 mil. Facility | TEU sister vessels
Long-Term Debt, net
TEU | item				5,466
Citibank/Natwest $815 mil. Facility
Long-Term Debt, net
Credit facility			$ 815,000
Credit facility debt extinguished			437,750
Citibank $382.5 mil. Revolving Credit Facility
Long-Term Debt, net
Credit facility			$ 382,500		$ 382,500	382,500	382,500
Number of quarterly instalments | installment			20
Amount of quarterly instalment			$ 11,250
Balloon payment at maturity			$ 157,500
Spread on variable rate			2.00%
Commitment fee payable (as a percent)			0.80%
Number of vessels pledged as collateral | item			16
Term of debt			5 years
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:SecuredOvernightFinancingRateSofrMember
Amount drawn					0
Remaining borrowing availability					270,000
Alpha Bank $55.25 mil. Facility
Long-Term Debt, net
Credit facility			$ 55,250		$ 55,250	$ 55,250	$ 55,250
Number of quarterly instalments | installment			20
Amount of quarterly instalment			$ 1,875
Balloon payment at maturity			$ 17,750
Spread on variable rate			2.30%
Number of vessels pledged as collateral | item			2
Term of debt			5 years
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:SecuredOvernightFinancingRateSofrMember
Senior unsecured notes
Long-Term Debt, net
Face amount of debt	$ 300,000
Fixed interest rate (as a percent)	8.50%
Percentage of principal amount redeemable from equity offering within 90 days of closing	35.00%
Redemption period of principal from closing of equity offering	90 days
Amount repurchased			$ 37,200
Deferred bond issuance costs	$ 9,000
Senior unsecured notes | On or after March 1, 2024
Long-Term Debt, net
Percent of principal amount being redeemed	104.25%
Senior unsecured notes | On or after March 1, 2025
Long-Term Debt, net
Percent of principal amount being redeemed	102.125%
Senior unsecured notes | On or after March 1, 2026
Long-Term Debt, net
Percent of principal amount being redeemed	100.00%
Senior unsecured notes | 90 days after equity offering
Long-Term Debt, net
Redemption price (as percent)	108.50%
Alpha Bank $55.25 mil. Facility, Citibank $382.5 mil. Revolving Credit Facility Syndicated $450.0 mil. Facility Syndicated $850.0 mil. Facility
Long-Term Debt, net
Minimum percentage of fair market value of collateral vessels required to cover loan value					120.00%
Alpha Bank $55.25 mil. Facility, Citibank $382.5 mil. Revolving Credit Facility, Syndicated $450.0 mil. Syndicated $850.0 mil Facility, and the BNP Paribas/Credit Agricole $130 mil. Facility
Long-Term Debt, net
Minimum liquidity					$ 30,000
Maximum leverage ratio					6.5
Minimum interest coverage ratio					2.5